RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	$ 94,212	$ 81,289
Additions	37,978	30,836
Amortization	(29,656)	(24,060)
Acquisition of subsidiaries	5,546	3,569
Exchange and other adjustments	(2,419)	2,578
Right-of-use assets, ending balance	105,661	94,212
Buildings
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	79,880	69,505
Additions	25,411	22,514
Amortization	(21,596)	(17,541)
Acquisition of subsidiaries	4,184	3,059
Exchange and other adjustments	(2,291)	2,343
Right-of-use assets, ending balance	85,588	79,880
Vehicles and equipment
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	14,332	11,784
Additions	12,567	8,322
Amortization	(8,060)	(6,519)
Acquisition of subsidiaries	1,362	510
Exchange and other adjustments	(128)	235
Right-of-use assets, ending balance	$ 20,073	$ 14,332